                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR



             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


                 Investment Company Act file number 811-21133



                           Clarion Investment Trust
              (Exact name of registrant as specified in charter)


                                230 Park Avenue
                              New York, NY 10169
              (Address of principal executive offices) (Zip code)


                                 Daniel Heflin
                           Clarion Investment Trust
                                230 Park Avenue
                              New York, NY 10169
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-212-883-2500


Date of fiscal year end: October 31, 2007


Date of reporting period: October 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Report(s) to Shareholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "1940 Act") is attached hereto.

CLARION TOTAL RETURN FUND

Officers and Trustees

Daniel Heflin
President, Chief Executive Officer and Trustee

Stephen Baines
Vice President

Jerry Chang
Chief Compliance Officer

Joanne M. Vitale
Vice President

S. Leland Dill
Trustee

I. Trevor Rozowsky
Trustee

Steven N. Fayne
Trustee

James Webb
Trustee

Investment Adviser

   ING Clarion Capital, LLC
   230 Park Avenue
   New York, NY 10169

Administrator

   The Bank of New York
   101 Barclay Street
   New York, NY 10286

Custodian

   The Bank of New York
   100 Colonial Center Parkway
   Lake Mary, FL 32746

                               -----------------

                           CLARION TOTAL RETURN FUND

                               -----------------

                                 Annual Report
                               October 31, 2007

                           CLARION TOTAL RETURN FUND
        c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                               Tel 212-883-2500

December 2007

CLARION TOTAL RETURN FUND

Dear Shareholder,

Enclosed is the Annual Report for the Clarion Total Return Fund, Inc. (the "Fund"). This report covers the period from November 1, 2006 through October 31, 2007. As of October 31, 2007, the net asset value of the Fund was $94,772,158 which includes investments in 70 fixed income securities, with a net investment value of $94,383,564 and $388,594 of other assets (including cash and cash equivalents) net of liabilities. Performance for the year ended October 31, 2007 and since inception of the Fund (July 15, 2002) is presented below, along with the performance for the benchmark for the Fund.

                             Average Annual Return
                           (as of October 31, 2007)

                                            Trailing Trailing   Since Fund
                                             1 Year   5 Year  Inception /(1)/
                                            -------- -------- --------------
   Clarion Total Return Fund (net).........  -6.41%    3.19%       3.79%
   Lehman Brothers Aggregate Bond Index....   5.38%    4.42%       4.77%

(1) July 15, 2002

The underperformance of the Fund relative to the Lehman Brothers Aggregate Index is primarily attributable to compositional differences between the Fund and the benchmark. The portfolio of the Fund is comprised primarily of CMBS while over 70% of the benchmark is comprised of Treasuries, Agency MBS pass-throughs and Agency debentures that benefited from a "flight to quality" by investors in 2007. In the first ten months of 2007, the Treasury component of the benchmark was up 5.68%, the U.S. MBS (GNMA, FHLMC, FNMA) component was up 4.77% and the Agency component was up 5.23%. Over the same time period, the BBB component of the Lehman Brothers Investment Grade CMBS Index was down -9.84% and the Fund was down -7.23% (due to its concentration in mezzanine CMBS, including BBB CMBS). However, it is our belief that the Fund will outperform the benchmark over longer-term investment horizons.

As the Fund has a concentration in mezzanine CMBS, we have presented below comparative performance information for the Lehman Brothers BBB CMBS Index.

                             Average Annual Return
                           (as of October 31, 2007)

                                            Trailing Trailing   Since Fund
                                             1 Year   5 Year  Inception /(1)/
                                            -------- -------- --------------
   Clarion Total Return Fund (net).........  -6.41%    3.19%       3.79%
   Lehman Brothers BBB CMBS Index..........  -8.98%    3.02%       3.82%

(1) July 15, 2002

Market Overview

The well-documented weakness in the U.S. housing market has led to a volatile year for credit-sensitive fixed income investments. While the market for securities backed by subprime residential mortgages has been the hardest hit, spreads have also widened in the CMBS market, with spreads on most rating classes now at historically wide levels. The spread on the BBB component of the Lehman Brothers BBB CMBS Index, for example, widened by more than 300 basis points in the first ten months of 2007 and has since widened more than 100 basis points (through 12/24/07).

The decline in value for residential mortgage-backed securities ("RMBS") is in response to a significant increase in residential mortgage delinquency rates and the belief that the housing sector will likely weaken further. Barring any governmental intervention or modification efforts by the residential lending industry, an estimated $365 billion in subprime residential mortgages will have their coupon reset to a higher, floating rate in 2008.

While the price decline in RMBS is clearly tied to weak fundamentals, the spread widening in CMBS appears to be driven by technical pressure. Delinquency rates on commercial mortgages continue to remain low (see chart). In addition, the outlook for U.S. commercial real estate markets is generally considered to be stable, as supply has been held in check in most markets.

        Commercial and Subprime Residential Mortgage Delinquency Rates

                                   [GRAPHIC]

                          1st Lien Subprime Mortgages
                                60+ through REO        CMBS
                          --------------------------- -----
                   Jan-93             1.76%
                   Feb-93             1.86%
                   Mar-93             3.31%
                   Apr-93             3.03%
                   May-93             3.79%
                   Jun-93             3.93%
                   Jul-93             4.46%
                   Aug-93             4.82%
                   Sep-93             5.56%
                   Oct-93             5.49%
                   Nov-93             6.26%
                   Dec-93             6.17%
                   Jan-94             6.49%
                   Feb-94             5.49%
                   Mar-94             5.68%
                   Apr-94             5.11%
                   May-94             5.12%
                   Jun-94             4.06%
                   Jul-94             3.93%
                   Aug-94             4.06%
                   Sep-94             4.29%
                   Oct-94             3.82%
                   Nov-94             3.92%
                   Dec-94             3.97%
                   Jan-95             4.21%
                   Feb-95             4.34%
                   Mar-95             4.67%
                   Apr-95             5.04%
                   May-95             5.56%
                   Jun-95             5.91%
                   Jul-95             6.13%
                   Aug-95             6.71%
                   Sep-95             7.47%
                   Oct-95             7.78%
                   Nov-95             7.51%
                   Dec-95             7.88%
                   Jan-96             8.08%
                   Feb-96             7.82%
                   Mar-96             8.62%
                   Apr-96            10.40%
                   May-96             9.88%
                   Jun-96             9.86%
                   Jul-96             9.65%
                   Aug-96             9.77%
                   Sep-96             8.93%
                   Oct-96             8.55%
                   Nov-96             8.63%
                   Dec-96             8.25%
                   Jan-97             6.69%
                   Feb-97             6.86%
                   Mar-97             6.67%
                   Apr-97             7.78%
                   May-97             6.96%
                   Jun-97             6.05%
                   Jul-97             5.85%
                   Aug-97             5.78%
                   Sep-97             5.57%
                   Oct-97             5.67%
                   Nov-97             5.45%
                   Dec-97             5.79%
                   Jan-98             6.27%
                   Feb-98             6.14%
                   Mar-98             5.91%
                   Apr-98             4.97%
                   May-98             4.90%
                   Jun-98             4.58%            0.06%
                   Jul-98             4.54%            0.07%
                   Aug-98             4.75%            0.04%
                   Sep-98             4.44%            0.06%
                   Oct-98             5.07%            0.16%
                   Nov-98             5.56%            0.22%
                   Dec-98             5.83%            0.20%
                   Jan-99             6.22%            0.27%
                   Feb-99             6.21%            0.29%
                   Mar-99             5.81%            0.26%
                   Apr-99             5.76%            0.23%
                   May-99             5.63%            0.26%
                   Jun-99             5.50%            0.33%
                   Jul-99             5.74%            0.38%
                   Aug-99             5.79%            0.42%
                   Sep-99             5.74%            0.39%
                   Oct-99             6.10%            0.41%
                   Nov-99             7.04%            0.39%
                   Dec-99             6.67%            0.40%
                   Jan-00             6.91%            0.40%
                   Feb-00             7.03%            0.44%
                   Mar-00             6.89%            0.47%
                   Apr-00             6.98%            0.49%
                   May-00             7.20%            0.54%
                   Jun-00             6.78%            0.54%
                   Jul-00             6.76%            0.54%
                   Aug-00             7.07%            0.55%
                   Sep-00             6.91%            0.54%
                   Oct-00             7.50%            0.62%
                   Nov-00             7.51%            0.58%
                   Dec-00             7.57%            0.72%
                   Jan-01             8.37%            0.77%
                   Feb-01             8.61%            0.82%
                   Mar-01             8.39%            0.76%
                   Apr-01             8.46%            0.92%
                   May-01             8.44%            0.86%
                   Jun-01             8.47%            0.88%
                   Jul-01             8.70%            0.94%
                   Aug-01             8.80%            0.91%
                   Sep-01             8.84%            0.94%
                   Oct-01             9.27%            0.93%
                   Nov-01             9.34%            1.02%
                   Dec-01             9.33%            1.10%
                   Jan-02             9.60%            1.15%
                   Feb-02             8.86%            1.28%
                   Mar-02             8.85%            1.33%
                   Apr-02             8.58%            1.32%
                   May-02             8.51%            1.40%
                   Jun-02             8.21%            1.39%
                   Jul-02             8.52%            1.45%
                   Aug-02             8.59%            1.42%
                   Sep-02             8.69%            1.45%
                   Oct-02             8.97%            1.39%
                   Nov-02             8.87%            1.32%
                   Dec-02             8.92%            1.34%
                   Jan-03             9.13%            1.43%
                   Feb-03             9.09%            1.50%
                   Mar-03             8.74%            1.56%
                   Apr-03             8.27%            1.52%
                   May-03             8.10%            1.55%
                   Jun-03             7.85%            1.50%
                   Jul-03             7.90%            1.50%
                   Aug-03             7.76%            1.53%
                   Sep-03             7.72%            1.51%
                   Oct-03             7.61%            1.53%
                   Nov-03             7.51%            1.53%
                   Dec-03             7.47%            1.61%
                   Jan-04             7.52%            1.58%
                   Feb-04             7.26%            1.57%
                   Mar-04             7.09%            1.54%
                   Apr-04             6.50%            1.40%
                   May-04             6.16%            1.55%
                   Jun-04             5.93%            1.63%
                   Jul-04             5.84%            1.51%
                   Aug-04             5.79%            1.38%
                   Sep-04             5.55%            1.31%
                   Oct-04             5.40%            1.33%
                   Nov-04             5.39%            1.31%
                   Dec-04             5.41%            1.28%
                   Jun-98             0.06%            4.58%
                   Jul-98             0.07%            4.54%
                   Aug-98             0.04%            4.75%
                   Sep-98             0.06%            4.44%
                   Oct-98             0.16%            5.07%
                   Nov-98             0.22%            5.56%
                   Dec-98             0.20%            5.83%
                   Jan-99             0.27%            6.22%
                   Feb-99             0.29%            6.21%
                   Mar-99             0.26%            5.81%
                   Apr-99             0.23%            5.76%
                   May-99             0.26%            5.63%
                   Jun-99             0.33%            5.50%
                   Jul-99             0.38%            5.74%
                   Aug-99             0.42%            5.79%
                   Sep-99             0.39%            5.74%
                   Oct-99             0.41%            6.10%
                   Nov-99             0.39%            7.04%
                   Dec-99             0.40%            6.67%
                   Jan-00             0.40%            6.91%
                   Feb-00             0.44%            7.03%
                   Mar-00             0.47%            6.89%
                   Apr-00             0.49%            6.98%
                   May-00             0.54%            7.20%
                   Jun-00             0.54%            6.78%
                   Jul-00             0.54%            6.76%
                   Aug-00             0.55%            7.07%
                   Sep-00             0.54%            6.91%
                   Oct-00             0.62%            7.50%
                   Nov-00             0.58%            7.51%
                   Dec-00             0.72%            7.57%
                   Jan-01             0.77%            8.37%
                   Feb-01             0.82%            8.61%
                   Mar-01             0.76%            8.39%
                   Apr-01             0.92%            8.46%
                   May-01             0.86%            8.44%
                   Jun-01             0.88%            8.47%
                   Jul-01             0.94%            8.70%
                   Aug-01             0.91%            8.80%
                   Sep-01             0.94%            8.84%
                   Oct-01             0.93%            9.27%
                   Nov-01             1.02%            9.34%
                   Dec-01             1.10%            9.33%
                   Jan-02             1.15%            9.60%
                   Feb-02             1.28%            8.86%
                   Mar-02             1.33%            8.85%
                   Apr-02             1.32%            8.58%
                   May-02             1.40%            8.51%
                   Jun-02             1.39%            8.21%
                   Jul-02             1.45%            8.52%
                   Aug-02             1.42%            8.59%
                   Sep-02             1.45%            8.69%
                   Oct-02             1.39%            8.97%
                   Nov-02             1.32%            8.87%
                   Dec-02             1.34%            8.92%
                   Jan-03             1.43%            9.13%
                   Feb-03             1.50%            9.09%
                   Mar-03             1.56%            8.74%
                   Apr-03             1.52%            8.27%
                   May-03             1.55%            8.10%
                   Jun-03             1.50%            7.85%
                   Jul-03             1.50%            7.90%
                   Aug-03             1.53%            7.76%
                   Sep-03             1.51%            7.72%
                   Oct-03             1.53%            7.61%
                   Nov-03             1.53%            7.51%
                   Dec-03             1.61%            7.47%
                   Jan-04             1.58%            7.52%
                   Feb-04             1.57%            7.26%
                   Mar-04             1.54%            7.09%
                   Apr-04             1.40%            6.50%
                   May-04             1.55%            6.16%
                   Jun-04             1.63%            5.93%
                   Jul-04             1.51%            5.84%
                   Aug-04             1.38%            5.79%
                   Sep-04             1.31%            5.55%
                   Oct-04             1.33%            5.40%
                   Nov-04             1.31%            5.39%
                   Dec-04             1.28%            5.41%
                   Jan-05             1.29%            5.44%
                   Feb-05             1.26%            5.46%
                   Mar-05             1.19%            5.31%
                   Apr-05             1.10%            5.06%
                   May-05             1.04%            4.97%
                   Jun-05             1.03%            4.81%
                   Jul-05             1.01%            4.87%
                   Aug-05             1.00%            5.01%
                   Sep-05             0.96%            5.00%
                   Oct-05             0.88%            5.23%
                   Nov-05             0.86%            5.31%
                   Dec-05             0.76%            5.62%
                   Jan-06             0.67%            5.82%
                   Feb-06             0.64%            6.05%
                   Mar-06             0.65%            6.03%
                   Apr-06             0.59%            5.84%
                   May-06             0.58%            6.12%
                   Jun-06             0.55%            6.01%
                   Jul-06             0.51%            6.24%
                   Aug-06             0.49%            6.73%
                   Sep-06             0.45%            7.01%
                   Oct-06             0.42%            7.57%
                   Nov-06             0.38%            8.12%
                   Dec-06             0.35%            8.77%
                   Jan-07             0.33%            9.52%
                   Feb-07             0.31%           10.08%
                   Mar-07             0.31%           10.49%
                   Apr-07             0.27%           10.84%
                   May-07             0.28%           11.42%
                   Jun-07             0.28%           12.23%
                   Jul-07             0.25%           13.41%
                   Aug-07             0.26%           14.86%
                   Sep-07             0.26%           16.33%
                   Oct-07             0.26%           18.19%
                   Nov-07             0.30%           19.95%

   Source: JP Morgan, Trepp, Inc.

   Notes: Subprime data includes securitized, residential loans that are 60+ or in process of foreclosure and REO. CMBS data includes conduit commercial mortgages, all properties types, securitized as commercial mortgage backed securities. Historical data subject to quarterly revisions.

Given the volatility in the market, we continue to remain cautious and position the portfolio defensively. We firmly believe that the Fund's price decline in 2007 was attributable to market-wide spread pressure rather than credit deterioration of the Fund's positions. Furthermore, we believe that the Fund will ultimately return to outperform the benchmark as it had prior to the 2007 market dislocation.

If you have any questions regarding the Fund, please call me or Robert Kopchains at (212) 883-2692.

Regards,

--------------------------
Daniel Heflin
President

PERFORMANCE INFORMATION

Growth of a $10,000 Investment in the Clarion Total Return Fund and the Lehman
                                   Brothers
                                Aggregate Index

                                   [GRAPHIC]

                                                 Value of $10,000
               Date                       Fund   Lehman Aggregate
               ----                      ------- ----------------
               07/15/02                  $10,000     $10,000
               7/1/2002                  $10,022     $10,013
               8/31/2002                 $10,240     $10,182
               9/30/2002                 $10,448     $10,347
               10/31/2002                $10,408     $10,300
               11/30/2002                $10,297     $10,297
               12/31/2002                $10,542     $10,510
               1/31/2003                 $10,518     $10,519
               2/28/2003                 $10,693     $10,664
               3/31/2003                 $10,685     $10,656
               4/30/2003                 $10,760     $10,744
               5/31/2003                 $11,026     $10,944
               6/30/2003                 $11,053     $10,922
               7/31/2003                 $10,670     $10,555
               8/31/2003                 $10,695     $10,625
               9/30/2003                 $11,059     $10,906
               10/31/2003                $10,922     $10,805
               11/30/2003                $10,972     $10,831
               12/31/2003                $11,085     $10,941
               1/31/2004                 $11,195     $11,029
               2/29/2004                 $11,386     $11,148
               3/31/2004                 $11,495     $11,231
               4/30/2004                 $11,137     $10,939
               5/31/2004                 $11,118     $10,895
               6/30/2004                 $11,207     $10,958
               7/31/2004                 $11,334     $11,066
               8/31/2004                 $11,604     $11,277
               9/30/2004                 $11,671     $11,308
               10/31/2004                $11,868     $11,403
               11/30/2004                $11,766     $11,312
               12/31/2004                $11,879     $11,416
               1/31/2005                 $11,973     $11,488
               2/28/2005                 $11,955     $11,420
               3/31/2005                 $11,884     $11,362
               4/30/2005                 $12,090     $11,515
               5/31/2005                 $12,246     $11,639
               6/30/2005                 $12,333     $11,703
               7/31/2005                 $12,187     $11,597
               8/31/2005                 $12,401     $11,745
               9/30/2005                 $12,276     $11,624
               10/31/2005                $12,312     $11,532
               11/30/2005                $12,302     $11,599
               12/31/2005                $12,374     $11,710
               1/31/2006                 $12,374     $11,711
               2/28/2006                 $12,471     $11,750
               3/31/2006                 $12,439     $11,634
               4/30/2006                 $12,438     $11,613
               5/31/2006                 $12,467     $11,601
               6/30/2006                 $12,462     $11,626
               7/31/2006                 $12,622     $11,783
               8/31/2006                 $12,800     $11,963
               9/30/2006                 $12,954     $12,068
               10/31/2006                $13,013     $12,148
               11/30/2006                $13,200     $12,289
               12/31/2006                $13,129     $12,218
               1/31/2007                 $13,100     $12,213
               2/28/2007                 $13,259     $12,401
               3/31/2007                 $13,133     $12,401
               4/30/2007                 $13,126     $12,468
               5/31/2007                 $13,053     $12,374
               6/30/2007                 $13,086     $12,337
               7/31/2007                 $12,526     $12,440
               8/31/2007                 $12,350     $12,592
               9/30/2007                 $12,471     $12,688
               10/31/2007                $12,180     $12,802

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Unlike the returns of the Fund, the returns of the Lehman Brothers Aggregate Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                             One Year   Three Years  Inception
                                               Ended       Ended        to
                                            October 31, October 31, October 31,
                                               2007      2007 (a)    2007 (b)
                                            ----------- ----------- -----------
Clarion Total Return Fund..................   - 6.41%      0.87%       3.79%
Lehman Brothers Aggregate Bond Index.......     5.38%      3.88%       4.77%

(a) Average annual total return

(b) Average annual total return from commencement of Fund operations (July 15,
    2002)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Annualized
                                Beginning  Ending   Expense Ratio Expenses Paid
                                 Account  Account   Based on the   During the
                                  Value    Value      Six-Month     Six-Month
                                05/01/07  10/31/07     Period        Period*
                                --------- --------- ------------- -------------
Clarion Total Return Fund
   Actual...................... $1,000.00 $  927.90     0.54%         $2.61
   Hypothetical (5% return
     before expenses).......... $1,000.00 $1,022.50     0.54%         $2.74

* Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the half-year ended 10/31/07. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2730 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at
(212) 883-2730 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330.

            Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Clarion Total Return Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Clarion Total Return Fund (the "Fund") as of October 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion Total Return Fund at October 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
December 21, 2007

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007

                                                                                          Principal
                                                                                           Amount    Value (a)
                                                                                          --------- ----------
COMMERCIAL MORTGAGE-BACKED SECURITIES (67.34%)
CS First Boston Mortgage Securities Corp........................ 6.000% due 07/15/2035(b) 4,479,000  3,663,777(d)
CS First Boston Mortgage Securities Corp........................ 4.947% due 12/15/2040(b) 4,500,000  3,086,901(e)
Bear Stearns Commercial Mortgage Securities..................... 4.740% due 03/13/2040    3,000,000  2,914,800
Wachovia Bank Commercial Mortgage Trust......................... 5.382% due 10/15/2035(b) 3,500,000  2,698,759(e)
LB UBS Commercial Mortgage Trust................................ 5.224% due 07/15/2037(b) 3,618,000  2,678,568(e)
Credit Suisse Mortgage Capital Certificates..................... 5.192% due 01/15/2049(b) 4,000,000  2,396,092(e)
Wachovia Bank Commercial Mortgage Trust......................... 4.932% due 04/15/2035(b) 3,020,000  2,352,532
CS First Boston Mortgage Securities Corp........................ 5.226% due 12/15/2036(b) 3,000,000  2,317,515(e)
GE Capital Commercial Mortgage Corp............................. 5.985% due 12/10/2049(b) 3,000,000  2,016,084(e)
American Home Mortgage Assets................................... 5.263% due 03/25/2047    3,000,000  1,975,512
Wachovia Bank Commercial Mortgage Trust......................... 6.291% due 10/15/2017(b) 2,000,000  1,916,440(e)
GS Mortgage Securities Corp. II................................. 4.845% due 10/10/2028(b) 2,000,000  1,879,856(e)
GE Capital Commercial Mortgage Corp............................. 5.512% due 11/10/2045    2,000,000  1,868,296(e)
Ansonia CDO Ltd................................................. 6.393% due 10/25/2056(b) 2,500,000  1,859,873(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.208% due 01/15/2042(b) 2,074,000  1,854,343
GS Mortgage Securities Corp. II................................. 5.579% due 12/20/2049(b) 2,000,000  1,788,452
Wachovia Bank Commercial Mortgage Trust......................... 5.409% due 07/15/2041(b) 2,000,000  1,744,594
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.779% due 05/15/2045(b) 2,000,000  1,722,286(e)
Washington Mutual Alternative Mortgage Pass-Through Certificates 5.263% due 01/25/2047    2,000,240  1,701,448
GS Mortgage Securities Corp. II................................. 5.232% due 04/10/2038(b) 2,500,000  1,685,650
CS First Boston Mortgage Securities Corp........................ 5.787% due 07/15/2036(b) 2,000,000  1,674,300
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.645% due 06/12/2041(b) 2,000,000  1,650,582
GS Mortgage Securities Corp. II................................. 5.993% due 08/10/2045    1,500,000  1,391,249(e)
Greenwich Capital Commercial Funding Corp....................... 5.774% due 03/18/2051(b) 1,500,000  1,365,126(e)
Wachovia Bank Commercial Mortgage Trust......................... 5.967% due 04/15/2047(b) 2,000,000  1,327,462(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.946% due 05/15/2047(b) 1,500,000  1,088,094(e)
BXG Receivables Note Trust...................................... 4.445% due 07/01/2019(b) 1,093,547  1,069,259
LB UBS Commercial Mortgage Trust................................ 5.250% due 04/15/2037(b) 1,120,000    969,707(e)
CVS Lease....................................................... 6.036% due 12/10/2028(b)   981,711    963,549
LB UBS Commercial Mortgage Trust................................ 4.647% due 12/15/2036    1,000,000    931,463(e)
GS Mortgage Securities Corp. II................................. 5.993% due 08/10/2045(b) 1,400,000    928,851(e)
Prudential Securities Secured Financing Corp.................... 7.193% due 06/16/2031      821,701    836,935
Wachovia Bank Commercial Mortgage Trust......................... 5.471% due 04/15/2042(b) 1,000,000    800,263
Bear Stearns Commercial Mortgage Securities..................... 5.628% due 12/11/2038(b) 1,000,000    797,654
GE Capital Commercial Mortgage Corp............................. 5.372% due 06/10/2048(b) 1,000,000    790,984
Ansonia CDO Ltd................................................. 7.149% due 07/28/2046(b) 1,000,000    728,523(e)
Commercial Mortgage Pass-Through Certificates................... 5.782% due 12/10/2046(b) 1,000,000    725,686(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.458% due 01/12/2039(b) 1,000,000    702,779(e)
PNC Mortgage Acceptance Corp.................................... 7.100% due 12/10/2032(b)   500,000    504,922(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.802% due 07/15/2041(b)   500,000    382,663(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp........... 5.056% due 07/12/2035(b) 2,948,425     70,768(d),(e)
                                                                                                    ----------
   Total Commercial Mortgage-Backed Securities
   (Cost $75,196,267)...........................................                                    63,822,597
                                                                                                    ----------

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
October 31, 2007

                                                                                  Principal
                                                                                   Amount    Value (a)
                                                                                  --------- -----------
CORPORATE BONDS (15.19%)
Prologis................................................. 5.250% due 11/15/2010   2,150,000   2,153,010
Mack-Cali Realty LP...................................... 7.750% due 02/15/2011   2,000,000   2,142,872
Prologis................................................. 7.810% due 02/01/2015   1,500,000   1,619,696
Duke Realty LP........................................... 5.625% due 08/15/2011   1,500,000   1,499,712
AMB Property LP.......................................... 5.900% due 08/15/2013   1,000,000     999,580
DR Horton, Inc........................................... 4.875% due 01/15/2010     940,000     867,861
ERP Operating LP......................................... 7.125% due 10/15/2017     795,000     847,516
UDR, Inc................................................. 5.500% due 04/01/2014     750,000     735,148
Federal Realty Investment Trust.......................... 5.400% due 12/01/2013     750,000     734,747
AMB Property LP.......................................... 8.000% due 11/01/2010     500,000     539,695
Steelcase, Inc........................................... 6.500% due 08/15/2011     500,000     514,520
Ventas Capital Corp...................................... 6.750% due 06/01/2010     500,000     502,500
Simon Property Group LP.................................. 7.375% due 06/15/2018     425,000     465,098
DR Horton, Inc........................................... 5.875% due 07/01/2013     365,000     327,127
Highwoods Properties, Inc................................ 5.85% due 03/15/2017(b)   300,000     282,477
AutoNation, Inc.......................................... 7.000% due 04/15/2014     175,000     169,312
                                                                                            -----------
   Total Corporate Bonds
   (Cost $14,526,553)....................................                                    14,400,871
                                                                                            -----------
MORTGAGE-BACKED SECURITIES (2.29%)
Federal Home Loan Mortgage Corporation................... 5.500% due 03/01/2023     688,735     685,367
Federal National Mortgage Association.................... 5.500% due 10/01/2032     683,560     675,672
Federal National Mortgage Association.................... 5.000% due 05/01/2018     592,906     585,720
Federal Home Loan Mortgage Corporation................... 6.000% due 11/01/2032     218,565     220,956
                                                                                            -----------
   Total Mortgage-Backed Securities
   (Cost $2,225,188).....................................                                     2,167,715
                                                                                            -----------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS
  (13.88%)
US Treasury Bond......................................... 4.500% due 05/15/2017   3,750,000   3,758,201
US Treasury Bond......................................... 4.750% due 08/15/2017   3,000,000   3,064,686
Government National Mortgage Association................. 5.461% due 11/16/2045   1,272,792   1,124,397(e)
Government National Mortgage Association................. 5.374% due 09/16/2044   1,249,832   1,117,932(e)
Government National Mortgage Association................. 3.110% due 01/16/2019   1,146,031   1,116,026
Government National Mortgage Association................. 5.048% due 01/16/2045   1,255,874   1,056,134(e)
Government National Mortgage Association................. 5.472% due 03/16/2046     622,228     539,698(e)
Government National Mortgage Association................. 5.563% due 03/16/2044     607,161     537,648(e)
Government National Mortgage Association................. 5.139% due 11/16/2045     618,624     513,071(e)
US Treasury Note......................................... 3.375% due 09/15/2009     330,000     324,423(f)
                                                                                            -----------
   Total United States Government Agencies & Obligations
   (Cost $13,229,333)....................................                                    13,152,216
                                                                                            -----------
MONEY MARKET FUND (0.89%)
J.P. Morgan US Treasury Plus Money Market Fund
   (Cost $840,165).......................................                           840,165     840,165
                                                                                            -----------
TOTAL SECURITIES (99.59%)
   (Cost $106,017,506) (c)...............................                                    94,383,564
                                                                                            -----------
OTHER ASSETS, NET OF LIABILITIES (0.41%).................                                       388,594
                                                                                            -----------
NET ASSETS (100.00%).....................................                                   $94,772,158
                                                                                            ===========

(a) See Note B to Financial Statements.

(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2007 was $52,485,371 or 55.38% of net assets.

(c) The cost for federal income tax purposes was $106,099,254. At October 31, 2007 net unrealized depreciation for all securities based on tax cost was $11,715,690. This consisted of aggregate gross unrealized appreciation for all securities of $565,626 and aggregate gross unrealized depreciation for all securities of $12,281,316.

(d) Illiquid security.

(e) Fair valued security. At October 31, 2007 fair valued securities represented 42.7% of the Fund's net assets. The value of such securities was determined primarily by using a pricing table which incorporates factors such as dealer bids, market transactions in comparable securities and new issue pricing information on securities.

(f) Collateral held for open swap agreements.

Swap agreements outstanding at October 31 2007:

                                                                   Unrealized
                                                       Notional   Appreciation
Type                                                    Amount   (Depreciation)
----                                                  ---------- --------------
Pay a fixed rate equal to 4.474% and receive
  floating rate based on 3 Month USD-LIBOR
  Counterparty: Deutsche Bank Effective date
  05/26/05, Exp. 05/26/15............................ 10,000,000    $235,292
Pay a fixed rate equal to 4.883% and receive
  floating rate based on 3 Month USD-LIBOR
  Counterparty: Deutsche Bank Effective date
  12/29/05, Exp. 12/29/15............................ 10,000,000     (24,453)
                                                                    --------
Total................................................               $210,839
                                                                    ========

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2007

The credit ratings of the Fund's investments are summarized below.

Summary of Rating - October 31, 2007 (unaudited)

                                                            Percentage of Net Assets by Rating
                                            -------------------------------------------------------------------
Issuer                                       AAA  AA+ to AA- A+ to A- BBB+ to BBB BB+ to BB- B+ to B- CCC+ TO D
------                                      ----- ---------- -------- ----------- ---------- -------- ---------
Commercial Mortgage-Backed Securities
   American Home Mortgage Assets...........    --    2.08        --         --         --        --       --     2.08
   Ansonia CDO Ltd.........................    --    1.96        --       0.77         --        --       --     2.73
   Bear Strearns Commercial Mortgage
     Securities............................  3.08      --        --       0.84         --        --       --     3.92
   BXG Receivables Note Trust..............  1.13      --        --         --         --        --       --     1.13
   Commercial Mortgage Pass-Through
     Certificates..........................    --      --        --         --         --      0.77       --     0.77
   Credit Suisse Mortgage Capital
     Certificates..........................    --      --        --         --       2.53        --       --     2.53
   CS First Boston Mortgage Securities
     Corp..................................    --      --        --         --       5.70      5.64       --    11.34
   CVS Lease...............................    --      --        --       1.02         --        --       --     1.02
   GE Capital Commercial Mortgage
     Corp..................................    --    1.97        --       2.96         --        --       --     4.93
   Greenwich Capital Commercial Funding
     Corp..................................  1.44      --        --         --         --        --       --     1.44
   GS Mortgage Securities Corp. II.........  1.89    1.47        --       0.98       1.78      1.98              8.10
   J.P. Morgan Chase Commercial
     Mortgage Securities Corp..............    --      --      3.78       4.03                   --     0.07     7.88
   LB UBS Commercial Mortgage Trust........    --      --      0.98       1.02       2.83        --       --     4.83
   PNC Mortgage Acceptance Corp............    --      --        --       0.53         --        --       --     0.53
   Prudential Securities Secured Financing
     Corp..................................  0.88      --        --         --         --        --       --     0.88
   Wachovia Bank Commercial Mortgage
     Trust.................................    --      --        --       6.10       5.33        --       --    11.43
   Washington Mutual Alternative
     Mortgage Pass-Through
     Certificates..........................    --    1.80        --         --         --        --       --     1.80
                                            -----    ----      ----      -----      -----      ----     ----    -----
                                             8.42    9.28      4.76      18.25      18.17      8.39     0.07    67.34
                                            -----    ----      ----      -----      -----      ----     ----    -----
Corporate Bonds............................    --      --      1.38      13.10       0.71        --       --    15.19
Mortgage-Backed Securities.................  2.29      --        --         --         --        --       --     2.29
U.S. Gov't Agency & Obligations............ 13.88      --        --         --         --        --       --    13.88
Money Market Fund..........................  0.89      --        --         --         --        --       --     0.89
                                            -----    ----      ----      -----      -----      ----     ----    -----
                                            25.48    9.28      6.14      31.35      18.88      8.39     0.07    99.59
                                            =====    ====      ====      =====      =====      ====     ====    =====

CLARION TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007

Assets
       Investments, at Value (Cost $ 106,017,506)................ $ 94,383,564
       Interest Receivable.......................................      713,760
       Net Unrealized Gain on Swaps..............................      210,839
                                                                  ------------
   Total Assets..................................................   95,308,163
                                                                  ------------
Liabilities
       Due to Broker.............................................      324,423
       Accrued Legal Fees........................................       62,000
       Accrued Advisory Fees - Note C............................       61,202
       Accrued Audit Fees........................................       42,651
       Accrued Administrative Fees - Note D......................       24,308
       Accrued Custodian Fees - Note D...........................        3,337
       Other Accrued Expenses....................................       18,084
                                                                  ------------
   Total Liabilities.............................................      536,005
                                                                  ------------
Net Assets....................................................... $ 94,772,158
                                                                  ============
Net Assets Consist of:
       Paid in Capital........................................... $110,554,111
       Undistributed Net Investment Income.......................      458,686
       Accumulated Realized Loss.................................   (4,817,536)
       Net Unrealized Depreciation...............................  (11,423,103)
                                                                  ------------
Net Assets....................................................... $ 94,772,158
                                                                  ============
Net Assets....................................................... $ 94,772,158
Shares of Beneficial Interest
       Shares Issued and Outstanding (Unlimited Number
         Authorized).............................................   10,624,207
       Net Asset Value Per Share................................. $       8.92
                                                                  ============

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2007

Investment Income
   Interest...................................................... $  9,028,896
                                                                  ------------
Expenses
   Investment Advisory Fees - Note C.............................      370,610
   Legal Fees....................................................      100,019
   Administrative Fees - Note D..................................       75,632
   Audit Fees....................................................       48,976
   Insurance.....................................................       42,725
   Trustees' Fees................................................       20,779
   Transfer Agent Fees - Note E..................................       16,945
   Custodian Fees - Note D.......................................       14,344
   Pricing Vendor Fees...........................................       11,076
   Other.........................................................        6,928
                                                                  ------------
   Total Expenses................................................      708,034
                                                                  ------------
Net Investment Income............................................    8,320,862
                                                                  ------------
Realized and Unrealized Gain (Loss) on Investments and Swaps:
   Net Realized Gain (Loss) on:
   Investments...................................................   (3,241,728)
   Swaps.........................................................      145,823
                                                                  ------------
       Net Realized Loss on Investments and Swaps................   (3,095,905)
                                                                  ------------
Net Change in Unrealized Depreciation on:
   Investments...................................................  (12,337,540)
   Swaps.........................................................     (179,042)
                                                                  ------------
       Net Change in Unrealized Depreciation on Investments
         and Swaps...............................................  (12,516,582)
                                                                  ------------
Net Loss on Investments and Swaps................................  (15,612,487)
                                                                  ------------
Net Decrease in Net Assets Resulting from Operations............. $ (7,291,625)
                                                                  ============

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                        Year          Year
                                                        Ended         Ended
                                                     October 31,   October 31,
                                                        2007          2006
                                                    ------------  ------------
Increase (Decrease) in Net Assets from
  Operations:
   Net Investment Income........................... $  8,320,862  $  8,934,649
   Net Realized Loss on Investments and Swaps......   (3,095,905)   (1,077,739)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Swaps.......  (12,516,582)    1,264,304
                                                    ------------  ------------
       Net Increase (Decrease) in Net Assets
         Resulting from Operations.................   (7,291,625)    9,121,214
                                                    ------------  ------------
Distributions:
   Net Investment Income...........................   (8,380,581)   (9,048,035)
                                                    ------------  ------------
Transactions in Shares of Beneficial Interest:
   Shares Issued...................................   26,004,000            --
   - In Lieu of Cash Distributions.................    8,380,581     9,047,995
   Shares Redeemed.................................  (88,342,916)  (10,006,234)
                                                    ------------  ------------
       Net Decrease from Transactions in
         Shares of Beneficial Interest.............  (53,958,335)     (958,239)
                                                    ------------  ------------
   Total Decrease..................................  (69,630,541)     (885,060)
Net Assets:
   Beginning of Year...............................  164,402,699   165,287,759
                                                    ------------  ------------
   End of Year (including undistributed net
     investment income of $458,686 in 2007 and
     $174,358 in 2006, respectively)............... $ 94,772,158  $164,402,699
                                                    ============  ============
Shares Issued and Redeemed:
   Shares Issued...................................    2,716,155            --
   - In Lieu of Cash Distributions.................      859,100       905,794
   Shares Redeemed.................................   (9,235,736)   (1,007,427)
                                                    ------------  ------------
       Net Decrease in Shares of Beneficial
         Interest..................................   (5,660,481)     (101,633)
                                                    ============  ============

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2007

Cash Flows from Operating Activities:
   Net Decrease in Net Assets Resulting from Operations........ $  (7,291,625)
   Adjustments to Reconcile Net Decrease in Net Assets
     Resulting from Operations to Net Cash Provided by
     Operating Activities:
       Cost of Securities Purchased............................  (185,240,890)
       Proceeds from Sale of Securities........................   237,310,711
       Adjustment to Cost of Interest Only Securities..........        78,635
       Net Interest Received on Swaps..........................       145,823
       Net Amortization of Premium and Accretion of
         Discount..............................................       (44,266)
       Net Change in Unrealized Depreciation on
         Investments and Swaps.................................    12,516,582
       Net Realized Loss on Investments and Swaps..............     3,095,905
   Net Change in Operating Assets and Liabilities:
       Decrease in Interest Receivable.........................       564,104
       Increase in Accrued Legal Fees..........................        52,000
       Decrease in Accrued Advisory Fee........................       (41,938)
       Increase in Accrued Audit Fees..........................         2,651
       Increase in Accrued Administrative Fees.................        11,922
       Increase in Accrued Custodian Fees......................           385
       Increase in Other Accrued Expenses......................         5,303
       Net Paydown Gain on Securities..........................       (41,002)
                                                                -------------
          Net Cash Provided by Operating Activities............    61,124,300
                                                                -------------
Cash Flows From Financing Activities:*
   Cash Subscriptions Received.................................    26,004,000
   Cash Redemptions Paid.......................................   (88,342,916)
                                                                -------------
          Net Cash Used in Financing Activities................   (62,338,916)
                                                                -------------
Net Decrease in Cash...........................................    (1,214,616)
Cash at Beginning of Year......................................     1,214,616
                                                                -------------
Cash at End of Year............................................ $          --
                                                                =============

* Non-cash financing activities not included herein consist of reinvestment of dividends of $8,380,581.

                      See Notes to Financial Statements.

CLARION TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding throughout Each Year

                                                                   Year        Year        Year        Year        Year
                                                                   Ended       Ended       Ended       Ended       Ended
                                                                October 31, October 31, October 31, October 31, October 31,
                                                                   2007        2006        2005        2004        2003
                                                                ----------- ----------- ----------- ----------- -----------
Net Asset Value, Beginning of Year.............................   $ 10.10    $  10.09    $  10.31    $  10.08    $  10.23
                                                                  -------    --------    --------    --------    --------
Income From Investment Operations
   Net Investment Income (2)...................................      0.55        0.54        0.52        0.54        0.52
   Net Realized and Unrealized Gain (Loss).....................     (1.17)       0.01       (0.14)       0.30       (0.03)
                                                                  -------    --------    --------    --------    --------
       Total from Investment Operations........................     (0.62)       0.55        0.38        0.84        0.49
                                                                  -------    --------    --------    --------    --------
Distributions
   Net Investment Income.......................................     (0.56)      (0.54)      (0.57)      (0.58)      (0.59)
   Capital Gains...............................................        --          --       (0.03)      (0.03)      (0.05)
                                                                  -------    --------    --------    --------    --------
       Total Distributions.....................................     (0.56)      (0.54)      (0.60)      (0.61)      (0.64)
                                                                  -------    --------    --------    --------    --------
Net Asset Value, End of Year...................................   $  8.92    $  10.10    $  10.09    $  10.31    $  10.08
                                                                  -------    --------    --------    --------    --------
Total Investment Return
   Net Asset Value (1).........................................     (6.41)%      5.69%       3.74%       8.66%       4.94%
                                                                  -------    --------    --------    --------    --------
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)............................   $94,772    $164,403    $165,288    $141,450    $125,913
Ratio of Net Expenses to Average Net Assets, After Fee Waiver/
  Reimbursement................................................      0.48%       0.43%       0.42%       0.39%       0.47%
Ratio of Net Expenses to Average Net Assets, Before Fee Waiver/
  Reimbursement................................................      0.48%       0.43%       0.42%       0.39%       0.47%
Ratio of Net Investment Income to Average Net Assets...........      5.61%       5.45%       5.05%       5.29%       4.82%
Portfolio Turnover Rate........................................       130%         68%         49%         78%         65%
                                                                  -------    --------    --------    --------    --------

(1) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.

(2) Calculated based upon average shares outstanding during the year.

                      See Notes to Financial Statements.

                           CLARION TOTAL RETURN FUND
                         NOTES TO FINANCIAL STATEMENTS
                               OCTOBER 31, 2007

A. Organization: Clarion Total Return Fund (the "Fund") was formed on June 27, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund is a series of Clarion Investment Trust, a business trust organized under the laws of Delaware. The investment objective of the Fund is to outperform the Lehman Brothers Aggregate Bond Index.

The Fund's shares of beneficial interest are not registered under the Securities Act of 1933.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. Security Valuation: Fixed income securities' valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Trustees. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

   2. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

   3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no repurchase agreements outstanding at October 31, 2007.

                           CLARION TOTAL RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2007

B. Summary of Significant Accounting Policies (Continued):

   4. Interest Rate Swap Contracts: The Fund may invest in swap contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from the Fund in accordance with the terms of the contract based on the interest accrual through valuation date. Changes in the value of swap contracts, including accrued periodic net interest, are recorded as unrealized gains or losses.

   Periodic cash settlements received or made by the Fund on interest rate swaps are recorded in the accompanying Statements of Operations as realized gains or losses, respectively.

   Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. The Fund bears the market risk arising from any change in interest rates.

   5. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Trustees elects to pay such distributions in shares of the Fund.

   The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

   6. Restricted Securities: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

   7. Secured Borrowings and Collateral: The Fund currently holds pledged collateral in the form of U.S. Treasury bills as a result of the interest rate swaps that the Fund has entered into. The Fund's custodian holds this collateral and it is accounted for in the statement of assets and liabilities within investments. The Fund has the right to either re-pledge or sell this collateral as determined by the contractual agreements between parties. As of October 31, 2007 the value of this collateral is $324,423 and the Fund has neither re-pledged or sold any of collateral.

                           CLARION TOTAL RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2007

B. Summary of Significant Accounting Policies (Continued):

   8. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis and adjusted for amortization of premium and accretion of discount.

C. Advisory Services: ING Clarion Capital, LLC (the "Adviser") is the investment adviser of the Fund. The Advisory agreement provides that the Fund shall pay a fee to the Adviser quarterly for its services at the annual rate of 0.25% of the Fund's average daily net assets. To limit the expenses of the Fund during its early years of operation, the Adviser had contractually agreed to a fee cap and expense reimbursement, which the Adviser may recover in later years. The waiver agreement ended on September 30, 2005. The Adviser may recover any fees waived or expenses reimbursed in the three and one half years previous to such recovery. The Adviser last waived expenses as of October 31, 2002 and as such, the recovery period has since passed.

D. Administration and Custodian Services: The Bank of New York Mellon serves as the Fund's Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Purchases and Sales: For the year ended October 31, 2007 the Fund made purchases of $84,954,734 and sales of $151,503,154 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $98,949,453 and sales of $92,122,565 long-term U.S. Government securities during the year.

G. Income Taxes: At October 31, 2007, the tax basis accumulated earnings were as follows:

            Undistributed ordinary income........... $    458,687
                                                     ------------
            Undistributed capital loss.............. $ (4,735,790)*
                                                     ------------
            Unrealized depreciation................. $(11,715,690)
                                                     ------------

* Losses of $1,362,030 and $3,373,360 will expire by 10/31/2014 and 10/31/2015, respectively, if not utilized.

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2007 and October 31, 2006, were as follows:

                                                     2007       2006
                                                  ---------- ----------
         Ordinary income......................... $8,380,581 $9,048,035

                           CLARION TOTAL RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                               OCTOBER 31, 2007

G. Income Taxes (Continued):

During the period ended October 31, 2007, as a result of permanent book to tax differences primarily due to treatment of paydowns and swaps for tax purposes, the Fund increased accumulated undistributed net investment income by $344,048 and decreased accumulated net realized loss by $344,048.

H. Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

I. Other: At October 31, 2007, 99.99% of total shares outstanding were held by one record shareholder.

J. Recently Issued Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 by registered investment companies could be delayed until the last business day of the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the impact that FAS 157 will have on the Fund's financial statements.

                           CLARION TOTAL RETURN FUND
                             TRUSTEES (Unaudited)

Unless otherwise noted, the address of all Trustees is c/o Clarion Total Return Fund, 230 Park Avenue, New York, NY 10169. Each Director serves until their retirement, resignation, death or removal.

Independent Trustees*

                                                                                 Number of
                      Position(s) Term of Office and                         Portfolios in Fund
                       Held with    Length of Time   Principal Occupation(s)  Complex Overseen  Other Directorships
Name                     Fund           Served         During Past 5 Years       by Trustee       Held by Trustee
----                  ----------- ------------------ ----------------------- ------------------ -------------------
S. Leland Dill          Trustee   Trustee since May  Advisory Board                  3          Clarion Value Fund
                                  2006 (with prior   Member Hedgeforum,                         Master, LLC;
                                  service as an      Citicorp Hedge Fund                        Clarion Value Fund,
                                  Advisory Director  Portfolios, Trustee for                    Inc.
                                  from November 2005 Phoenix Funds,
                                  to May 2006)       Trustee for D.W.S.
                                                     Scudder Funds

Steven N. Fayne         Trustee   Trustee since June Managing Director,              3          Clarion Value Fund
                                  2002.              Citigroup; formally                        Master, LLC;
                                                     Managing Director,                         Clarion Value Fund,
                                                     Capmark Finance                            Inc.;
                                                     Inc.; formerly,
                                                     Managing Director,
                                                     ARCS Affordable
                                                     Housing

I. Trevor Rozowsky **   Trustee   Trustee June 2002. CFO/CCO Lydian                  3          Clarion Value Fund
                                                     Trust Company;                             Master, LLC;
                                                     CEO, Lydian                                Clarion Value Fund
                                                     Mortgage Company                           Inc.

James Webb              Trustee   Trustee since May  Independent                     3          Clarion Value Fund
                                  2006 (with prior   consultant to hedge                        Master, LLC;
                                  service as an      funds; formerly,                           Clarion Value Fund
                                  Advisory Director  Founder principal of                       Inc.; Rubicon
                                  from November 2005 GlobeOp Financial                          Master Fund;
                                  to May 2006)       Services, LLC                              Rubicon
                                                                                                Quantitative
                                                                                                Strategies Master
                                                                                                Fund; GSA Capital
                                                                                                International
                                                                                                Master Fund, Ltd.;
                                                                                                GSA Capital Macro
                                                                                                Master Fund Ltd.;
                                                                                                GSA Capital GMN
                                                                                                Master Fund Limited

*  Not "interested persons" within the meaning of Section 2(a)(19) of the 1940
   Act.

** Effective November 21, 2007, Mr. Rozowsky resigned as a Trustee of the Fund.

Interested Trustees*

                                                                                Number of
                 Position(s)     Term of Office and                         Portfolios in Fund
                  Held with        Length of Time   Principal Occupation(s)  Complex Overseen  Other Directorships
Name                Fund               Served         During Past 5 Years       by Trustee       Held by Trustee
----          ------------------ ------------------ ----------------------- ------------------ -------------------

Daniel Heflin President, CEO and Trustee since July  President and CEO,             3          Clarion Value Fund
              Trustee            1997                ING Clarion Capital,                      Master, LLC;
                                                     LLC                                       Clarion Value Fund
                                                                                               Inc.; ING Clarion
                                                                                               Capital, LLC

* "Interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Additional information about the Directors is available in the Fund's Statement of Additional Information dated February 28, 2007, which is available from the Fund at no charge by calling Jerry Chang at (212) 883-2730.

                           CLARION TOTAL RETURN FUND
                             OFFICERS (Unaudited)

Officers

                  Position(s) Held
Name                 with Fund      Principal Occupation(s) During Past 5 Years
----             ------------------ -------------------------------------------

Daniel Heflin    President, CEO and President and CEO, ING Clarion Capital, LLC
                 Trustee

Stephen Baines   Vice President     Chief Investment Officer, ING Clarion
                                    Capital, LLC

Jerry Chang      Chief Compliance   Chief Financial Officer, ING Clarion
                 Officer            Capital;, LLC; formerly, Vice President,
                                    Strategic Value Partners, LLC

Joanne M. Vitale Vice President     Director, ING Clarion Partners, LLC;
                                    formerly, Senior Vice President, ING
                                    Clarion Partners, LLC; Vice President, ING
                                    Clarion Partners, LLC

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant's President and Chief Financial Officer.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached hereto as exhibit 12(a)(1).

    (2) N/A

    (3) N/A

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees ("Board") has determined that the registrant has at least one Audit Committee Financial Expert ("ACFE") serving on the registrant's Audit Committee. The Board determined that I. Trevor Rozowsky qualifies as ACFE and is "independent" (as each item defined in Item 3 of Form N-CSR.*

A person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

* Effective November 21, 2007, Mr. Rozowsky resigned as Trustee of the registrant. S. Leland Dill serves as Audit Committee Chair and Financial Expert.

Item 4. Principal Accountant Fees and Services.

(a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

                                 2007: $33,000
                                 2006: $35,000

(b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

                                   2007: $0
                                   2006: $0

(c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

                                  2007: $7,000
                                  2006: $6,325

(d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

                                   2007: $0
                                   2006: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

   (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the registrant.

   (ii) 100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was zero.

(g) The aggregate non-audit fees billed by the Principal's accountant for services rendered to the registrant, the registrant's adviser or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the registrant for the period from November 1, 2006 to October 31, 2007 were $0.

(h) There were no non-audit services rendered by the principal accountant to the registrant's investment adviser or entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

   (a) The Clarion Value Fund, Inc. has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, which consists of one independent trustee. The sole audit committee member is I. Trevor Rozowsky.*

   (b) Not applicable.

* Effective November 21, 2007, Mr. Rozowsky resigned as Trustee of the registrant. S. Leland Dill currently serves as the Audit Committee Chair and Financial Expert.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant's most recent disclosure in response to the requirements of
Item 7(d)(ii)(G) of Schedule 14A or this Item.

Item 11.Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(d) under the 1940 Act), as of a date within 90 days of the filing date of the report, the President (principal executive officer) and the Chief Financial Officer (principal financial officer) of the registrant, concluded that they were not aware of any material deficiencies in the design or operation of the registrant's disclosure controls and procedures and that these controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) over the fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications of the registrant's President and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 ("SOX") are attached as Exhibit 99.CERT.

(b) Certifications of the registrant's President and Chief Financial Officer pursuant to Section 906 of SOX are attached as Exhibit 99.906CERT.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust

By:    /s/ Daniel Heflin
       --------------------------
Name:  Daniel Heflin
Title: President and Chief
       Executive Officer

Date: January 8, 2008

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Daniel Heflin
       --------------------------
Name:  Daniel Heflin
Title: President and Chief
       Executive Officer

Date: January 8, 2008

By:    /s/ Jerry Chang
       --------------------------
Name:  Jerry Chang
Title: Principal/Chief Financial
       Officer

Date: January 8, 2008